Conversion from IFRS to GAAP (Details Narrative)		3 Months Ended	12 Months Ended
	May 25, 2023 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Mar. 12, 2026 USD ($)	May 25, 2023 $ / shares
ConversionFromIFRStoGAAPLineItem [Line Items]
Interest expense					$ 467,889
Lease cost					200,177
Notes payable		$ 10,529,806	$ 10,784,756	$ 10,584,037	8,884,513
Amortization of debt discount		212,217	993,024	993,823
Change in fair value derivative liability		11,514,895	8,893,600	9,007,907	$ 1,094,316	$ 910,517
Amortization of intangible assets use full life in years					10 years
Amortization of intangible assets		$ 12,031	$ 231,971	339,000	$ 339,000
Warrant [Member]
ConversionFromIFRStoGAAPLineItem [Line Items]
Warrants issued | shares		118,552,408	110,400,208
Warrants to purchase common stock | shares					6,462,898
Share based compensation					$ 957,517
Change in fair value derivative liability					946,649
Loan Agreement [Member]
ConversionFromIFRStoGAAPLineItem [Line Items]
Exercisable price | (per share)	$ 0.60						$ 0.80
Loan Agreement [Member] | Anderson Development SB, LLC. [Member]
ConversionFromIFRStoGAAPLineItem [Line Items]
Notes payable	$ 7,000,000
Warrants issued | shares	5,687,500
Exercisable price | (per share)	$ 0.60						$ 0.80
Debt discount	$ 3,809,659
Amortization of debt discount			$ 993,024	$ 993,824	$ 662,549
Loan Agreement [Member] | Anderson Development SB, LLC. [Member] | Class A Units [Member] | Lender [Member]
ConversionFromIFRStoGAAPLineItem [Line Items]
Repayment of loans	$ 720,000